Expense Example	Jul. 07, 2026 USD ($)
TrueShares Patriot Defense ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
RiverNorth Market Neutral ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,068
TrueShares Eagle Global Next Gen Power Infrastructure ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930